RULE 497(J) CERTIFICATION

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of prospectus that would have been filed under Rule 497(c) with respect to Cavanal Hill World Energy Fund would not have differed from that contained in Post-Effective Amendment No. 61 filed on January 31, 2014 and effective on February 3, 2014 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 61 was filed electronically.

/s/ James L. Huntzinger*
James L. Huntzinger, President

* By Amy E. Newsome,
Attorney in Fact

February 5, 2014